T. ROWE PRICE Institutional Long Duration Credit Fund
February 29, 2024 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 74.5%
Banking 11.8%
Australia & New Zealand Banking
Group, 6.742%, 12/8/32 (1) 200 212
Banco Santander, 6.921%, 8/8/33  200 207
Bank of America, 5.00%, 1/21/44  500 479
Bank of America, VR, 2.676%,
6/19/41 (2) 200 139
Bank of America, VR, 2.687%,
4/22/32 (2) 200 166
Bank of America, VR, 3.824%,
1/20/28 (2) 100 96
Bank of America, VR, 4.33%,
3/15/50 (2) 455 388
Bank of America, VR, 5.468%,
1/23/35 (2)(3) 210 210
Bank of America, Series N, VR,
2.651%, 3/11/32 (2)(3) 250 209
Bank of New York Mellon, VR, 6.474%,
10/25/34 (2) 230 249
Barclays, 5.25%, 8/17/45  250 239
Barclays, VR, 7.437%, 11/2/33 (2) 200 218
BNP Paribas, VR, 2.871%, 4/19/32 (1)
(2) 200 167
CaixaBank, VR, 6.84%, 9/13/34 (1)(2) 230 241
Capital One Financial, VR, 3.273%,
3/1/30 (2) 250 224
Capital One Financial, VR, 6.051%,
2/1/35 (2)(3) 150 152
Capital One Financial, VR, 6.377%,
6/8/34 (2) 300 308
Citigroup, 4.65%, 7/30/45  530 475
Citigroup, VR, 5.827%, 2/13/35 (2) 500 490
Citigroup, VR, 6.174%, 5/25/34 (2) 115 116
Danske Bank, VR, 5.705%, 3/1/30 (1)
(2) 200 200
Fifth Third Bancorp, 8.25%, 3/1/38  300 355
Goldman Sachs Group, 2.60%, 2/7/30  100 87
Goldman Sachs Group, 4.75%,
10/21/45  515 472
Goldman Sachs Group, 5.15%,
5/22/45 (3) 200 192
Goldman Sachs Group, 6.25%, 2/1/41  200 217
HSBC Holdings, 7.625%, 5/17/32  155 170
HSBC Holdings, VR, 5.719%,
3/4/35 (2) 275 274
HSBC Holdings, VR, 6.332%,
3/9/44 (2) 400 421
HSBC Holdings, VR, 7.399%,
11/13/34 (2) 290 311
ING Groep, VR, 6.114%, 9/11/34 (2) 200 207
Intesa Sanpaolo, 6.625%, 6/20/33 (1) 330 334
JPMorgan Chase, 5.625%, 8/16/43  1,005 1,025
JPMorgan Chase, VR, 3.882%,
7/24/38 (2) 430 365
JPMorgan Chase, VR, 5.336%,
1/23/35 (2)(3) 185 184
Lloyds Banking Group, 4.344%, 1/9/48  200 157
Par/Shares $ Value
(Amounts in 000s)
‡
Lloyds Banking Group, VR, 5.679%,
1/5/35 (2)(3) 225 222
Morgan Stanley, 4.30%, 1/27/45  450 389
Morgan Stanley, VR, 3.217%,
4/22/42 (2) 450 340
NatWest Group, VR, 6.016%,
3/2/34 (2) 250 254
PNC Financial Services Group, VR,
4.626%, 6/6/33 (2)(3) 250 232
Societe Generale, VR, 6.066%,
1/19/35 (1)(2) 365 360
Standard Chartered, VR, 6.301%,
1/9/29 (1)(2) 200 205
State Street, VR, 5.159%, 5/18/34 (2)
(3) 305 302
Sumitomo Mitsui Financial Group,
5.766%, 1/13/33  200 207
U.S. Bancorp, VR, 5.678%, 1/23/35 (2) 325 324
UBS Group, VR, 3.179%, 2/11/43 (1)
(2) 200 144
UBS Group, VR, 5.699%, 2/8/35 (1)(2) 200 198
UBS Group, VR, 6.301%, 9/22/34 (1)
(2) 200 207
Wells Fargo, VR, 2.393%, 6/2/28 (2) 150 137
Wells Fargo, VR, 3.068%, 4/30/41 (2) 850 629
Wells Fargo, VR, 5.499%, 1/23/35 (2) 250 249
Wells Fargo, VR, 5.557%, 7/25/34 (2) 200 200
Wells Fargo Bank, 6.60%, 1/15/38  250 269
Westpac Banking, VR, 2.668%,
11/15/35 (2) 500 407
15,231
Basic Industry 2.6%
BHP Billiton Finance USA, 5.50%,
9/8/53  35 36
Celanese U.S. Holdings, 6.70%,
11/15/33  60 63
Dow Chemical, 4.80%, 5/15/49  490 425
Dow Chemical, 5.60%, 2/15/54 (3) 350 343
Ecolab, 2.70%, 12/15/51  300 190
Ecolab, 3.70%, 11/1/46  30 23
Freeport-McMoRan, 5.45%, 3/15/43  300 279
International Paper, 4.35%, 8/15/48 (3) 139 118
LYB International Finance III, 5.625%,
5/15/33 (3) 250 254
LyondellBasell Industries, 4.625%,
2/26/55  400 330
Newmont, 5.45%, 6/9/44  195 190
Nucor, 4.40%, 5/1/48  75 66
Southern Copper, 5.25%, 11/8/42  200 188
Southern Copper, 7.50%, 7/27/35  200 230
Vale Overseas, 6.875%, 11/21/36  300 320
Westlake, 3.125%, 8/15/51  500 313
3,368
Brokerage Assetmanagers
Exchanges 0.6%
Intercontinental Exchange, 4.95%,
6/15/52  300 281
Nasdaq, 3.95%, 3/7/52  220 167

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Nasdaq, 5.95%, 8/15/53  340 350
798
Capital Goods 3.3%
Boeing, 5.705%, 5/1/40  300 291
Boeing, 5.805%, 5/1/50  500 481
Carrier Global, 6.20%, 3/15/54  400 436
Honeywell International, 5.25%, 3/1/54  500 501
Johnson Controls International, 4.50%,
2/15/47  250 213
L3Harris Technologies, 4.854%,
4/27/35  280 266
Martin Marietta Materials, 4.25%,
12/15/47  305 251
Masco, 4.50%, 5/15/47 (3) 360 299
Republic Services, 5.00%, 12/15/33  530 520
Republic Services, 5.00%, 4/1/34  25 25
Stanley Black & Decker, 2.75%,
11/15/50  800 464
Vulcan Materials, 4.50%, 6/15/47  130 112
Waste Connections, 2.95%,
1/15/52 (3) 175 116
Waste Management, 4.875%, 2/15/34  350 343
4,318
Communications 11.4%
American Tower, 5.90%, 11/15/33  300 308
AT&T, 3.50%, 6/1/41 (3) 1,150 878
AT&T, 3.80%, 12/1/57  2,228 1,574
AT&T, 5.40%, 2/15/34 (3) 200 200
Bell Canada, 5.10%, 5/11/33 (3) 250 247
Charter Communications Operating,
3.70%, 4/1/51  600 363
Charter Communications Operating,
5.75%, 4/1/48  425 353
Charter Communications Operating,
6.484%, 10/23/45  300 274
Charter Communications Operating,
6.65%, 2/1/34  280 280
Comcast, 2.45%, 8/15/52  350 201
Comcast, 3.90%, 3/1/38  150 128
Comcast, 4.049%, 11/1/52  755 597
Cox Communications, 2.95%,
10/1/50 (1) 230 140
Cox Communications, 5.70%,
6/15/33 (1) 500 500
Crown Castle, 2.90%, 4/1/41  250 173
Crown Castle, 4.75%, 5/15/47  185 157
Interpublic Group of Companies,
5.375%, 6/15/33  340 336
Meta Platforms, 4.95%, 5/15/33 (3) 170 170
Meta Platforms, 5.60%, 5/15/53  380 394
NBCUniversal Media, 4.45%,
1/15/43 (3) 1,100 959
Rogers Communications, 4.35%,
5/1/49  175 141
Rogers Communications, 4.50%,
3/15/42  160 137
Rogers Communications, 4.55%,
3/15/52  250 206
Par/Shares $ Value
(Amounts in 000s)
‡
Rogers Communications, 5.00%,
3/15/44 (3) 350 314
Rogers Communications, 5.30%,
2/15/34  225 221
T-Mobile USA, 5.05%, 7/15/33  250 245
T-Mobile USA, 5.75%, 1/15/34  300 310
T-Mobile USA, 5.75%, 1/15/54  680 689
Telefonica Emisiones, 5.52%, 3/1/49  500 467
Time Warner Cable, 5.875%, 11/15/40  700 602
TWDC Enterprises 18, 4.125%, 6/1/44  700 597
Verizon Communications, 2.65%,
11/20/40  400 275
Verizon Communications, 2.987%,
10/30/56  1,536 965
Videotron, 5.125%, 4/15/27 (1) 70 69
Vodafone Group, 4.875%, 6/19/49  230 200
Warnermedia Holdings, 5.05%,
3/15/42  1,285 1,075
14,745
Consumer Cyclical 5.2%
Amazon.com, 4.95%, 12/5/44  400 394
AutoZone, 4.75%, 2/1/33  250 239
AutoZone, 5.20%, 8/1/33 (3) 200 198
Best Buy, 1.95%, 10/1/30 (3) 200 163
CBRE Services, 5.95%, 8/15/34 (3) 245 247
Cummins, 5.45%, 2/20/54  1,000 1,002
Daimler Truck Finance North America,
5.375%, 1/18/34 (1) 450 447
Dollar General, 5.45%, 7/5/33 (3) 250 249
Ford Motor, 4.75%, 1/15/43  200 162
Ford Motor Credit, 7.122%, 11/7/33  215 229
General Motors, 6.60%, 4/1/36  600 630
Home Depot, 4.20%, 4/1/43  500 431
Home Depot, 4.40%, 3/15/45  200 175
Lowe's, 5.625%, 4/15/53  400 395
Lowe's, 5.85%, 4/1/63  300 302
Magna International, 5.50%, 3/21/33  270 277
McDonald's, 4.20%, 4/1/50  90 74
McDonald's, 5.45%, 8/14/53  250 249
Mercedes-Benz Finance North
America, 5.05%, 8/3/33 (1) 300 297
Tractor Supply, 5.25%, 5/15/33 (3) 250 248
Volkswagen Group of America
Finance, 5.90%, 9/12/33 (1)(3) 250 254
6,662
Consumer Non-Cyclical 11.7%
AbbVie, 4.05%, 11/21/39  200 177
AbbVie, 4.25%, 11/21/49  735 634
AbbVie, 4.50%, 5/14/35  400 382
AbbVie, 5.50%, 3/15/64  335 340
Altria Group, 5.80%, 2/14/39  140 139
Amgen, 5.65%, 3/2/53  1,125 1,134
Anheuser-Busch, 4.90%, 2/1/46  1,130 1,057
Anheuser-Busch InBev Worldwide,
5.45%, 1/23/39  305 310
Anheuser-Busch InBev Worldwide,
5.55%, 1/23/49  400 410
Astrazeneca Finance, 4.875%, 3/3/33  200 199
Banner Health, 2.913%, 1/1/51  115 77

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
BAT Capital, 6.00%, 2/20/34  110 109
BAT Capital, 7.079%, 8/2/43  180 187
Bayer U.S. Finance, 6.875%,
11/21/53 (1) 200 202
Becton Dickinson & Company, 4.669%,
6/6/47  200 178
Biogen, 3.15%, 5/1/50 (3) 270 179
Bristol-Myers Squibb, 4.125%, 6/15/39  800 695
Bristol-Myers Squibb, 5.65%,
2/22/64 (3) 225 229
Centra Health, 4.70%, 1/1/48  190 165
Cigna Group, 3.875%, 10/15/47  370 284
CommonSpirit Health, 3.91%, 10/1/50  170 130
CommonSpirit Health, 4.187%,
10/1/49 (3) 135 108
CVS Health, 4.125%, 4/1/40  330 272
CVS Health, 5.05%, 3/25/48  765 681
CVS Health, 5.25%, 2/21/33 (3) 170 168
CVS Health, 6.00%, 6/1/63 (3) 250 251
Eli Lilly, 5.00%, 2/9/54  350 347
Hackensack Meridian Health, 4.211%,
7/1/48  170 147
HCA, 4.375%, 3/15/42  80 66
HCA, 4.625%, 3/15/52  400 328
HCA, 5.90%, 6/1/53  250 244
IQVIA, 6.25%, 2/1/29  95 98
Mars, 4.75%, 4/20/33 (1) 225 219
Merck, 5.00%, 5/17/53  340 330
Nestle Holdings, 4.85%, 3/14/33 (1) 300 301
Pfizer Investment Enterprises, 5.11%,
5/19/43  600 577
Pfizer Investment Enterprises, 5.30%,
5/19/53  190 186
Philip Morris International, 5.25%,
2/13/34 (3) 500 489
Reynolds American, 5.70%,
8/15/35 (3) 150 144
Reynolds American, 5.85%,
8/15/45 (3) 400 363
Solventum, 5.90%, 4/30/54 (1) 750 741
Sutter Health, 5.547%, 8/15/53  95 99
Sysco, 6.00%, 1/17/34  400 420
Thermo Fisher Scientific, 5.404%,
8/10/43 (3) 350 354
Tyson Foods, 5.10%, 9/28/48  195 172
Utah Acquisition Sub, 5.25%, 6/15/46  250 204
Viatris, 4.00%, 6/22/50  400 273
West Virginia United Health System
Obligated Group, Series 2018, 4.924%,
6/1/48  95 79
Zoetis, 4.70%, 2/1/43  300 275
15,153
Electric 7.4%
AEP Texas, 5.40%, 6/1/33  220 220
American Electric Power, 5.625%,
3/1/33 (3) 250 252
Appalachian Power, 6.375%, 4/1/36  145 151
Appalachian Power, 7.00%, 4/1/38  200 224
Par/Shares $ Value
(Amounts in 000s)
‡
Baltimore Gas & Electric, 5.40%,
6/1/53  95 94
Berkshire Hathaway Energy, 6.125%,
4/1/36  300 316
Commonwealth Edison, 5.30%, 2/1/53  40 39
Consolidated Edison of New York,
6.15%, 11/15/52  400 434
Constellation Energy Generation,
6.25%, 10/1/39  300 309
Consumers Energy, 3.75%, 2/15/50  500 393
Duke Energy, 3.75%, 9/1/46  130 96
Duke Energy, 6.10%, 9/15/53  250 259
Duke Energy Indiana, 5.40%, 4/1/53  70 68
Duke Energy Progress, 5.35%, 3/15/53  200 195
El Paso Electric, 5.00%, 12/1/44  110 93
Exelon, 4.10%, 3/15/52 (3) 170 133
Exelon, 5.60%, 3/15/53  285 278
Florida Power & Light, 2.875%,
12/4/51 (3) 130 85
Georgia Power, 4.95%, 5/17/33  140 137
Kentucky Utilities, 4.375%, 10/1/45 (3) 200 168
Louisville Gas & Electric, 4.375%,
10/1/45  100 84
Nevada Power, 6.00%, 3/15/54  300 315
New York State Electric & Gas, 5.85%,
8/15/33 (1) 90 92
NextEra Energy Capital Holdings,
3.00%, 1/15/52  45 29
NextEra Energy Capital Holdings,
5.25%, 2/28/53  585 548
Niagara Mohawk Power, 5.29%,
1/17/34 (1) 500 488
Pacific Gas & Electric, 4.95%, 7/1/50  250 213
Pacific Gas & Electric, 6.15%,
1/15/33 (3) 150 153
Pacific Gas & Electric, 6.75%, 1/15/53  390 419
Pacific Gas & Electric, 6.95%, 3/15/34  410 442
PECO Energy, 4.90%, 6/15/33 (3) 300 297
Pennsylvania Electric, 6.15%, 10/1/38  165 168
Public Service Company of Colorado,
5.25%, 4/1/53  100 95
San Diego Gas & Electric, Series TTT,
4.10%, 6/15/49  55 44
Southern, 4.25%, 7/1/36  430 382
Southern, 4.40%, 7/1/46  600 506
Southern, 5.70%, 3/15/34  140 143
Southern California Edison, 5.75%,
4/15/54  500 499
Southern California Edison, 5.875%,
12/1/53  250 252
Southern California Edison, Series C,
4.125%, 3/1/48  150 121
Vistra Operations, 4.30%, 7/15/29 (1) 225 209
Vistra Operations, 6.95%, 10/15/33 (1) 90 94
9,537
Energy 5.4%
Canadian Natural Resources, 6.25%,
3/15/38  300 307
ConocoPhillips, 5.55%, 3/15/54  350 356

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Diamondback Energy, 4.25%, 3/15/52  170 135
Enbridge, 6.70%, 11/15/53  120 135
Enbridge Energy Partners, 7.375%,
10/15/45  120 138
Energy Transfer, 5.95%, 5/15/54  425 415
Energy Transfer, 6.50%, 2/1/42  595 622
Enterprise Products Operating, 3.30%,
2/15/53 (3) 1,400 974
Kinder Morgan Energy Partners,
6.95%, 1/15/38  195 212
Marathon Oil, 5.20%, 6/1/45  300 260
MPLX, 5.65%, 3/1/53 (3) 300 287
Occidental Petroleum, 4.40%, 4/15/46  350 278
ONEOK, 6.625%, 9/1/53  295 319
ONEOK Partners, 6.85%, 10/15/37  250 267
Ovintiv, 6.25%, 7/15/33  75 77
Patterson-UTI Energy, 7.15%,
10/1/33 (3) 85 90
Raizen Fuels Finance, 6.45%,
3/5/34 (1) 200 203
Southern Natural Gas, 4.80%,
3/15/47 (1) 205 167
Spectra Energy Partners, 5.95%,
9/25/43  115 114
Suncor Energy, 4.00%, 11/15/47  310 236
Targa Resources, 4.95%, 4/15/52  80 68
Targa Resources, 6.50%, 2/15/53 (3) 100 105
TransCanada PipeLines, 6.10%,
6/1/40  450 459
Transcanada Trust, VR, 5.30%,
3/15/77 (2) 120 112
Transcontinental Gas Pipe Line, 4.60%,
3/15/48  575 501
Williams, 4.85%, 3/1/48  100 88
6,925
Finance Companies 1.1%
AerCap Ireland Capital, 3.40%,
10/29/33  300 249
AerCap Ireland Capital, 5.30%,
1/19/34  500 482
AerCap Ireland Capital, 6.15%,
9/30/30  150 155
GATX, 5.45%, 9/15/33 (3) 250 248
GATX, 6.90%, 5/1/34  270 293
1,427
Insurance 5.5%
Aetna, 3.875%, 8/15/47  500 374
Aflac, 4.75%, 1/15/49  550 496
American International Group, 5.125%,
3/27/33  425 420
Arch Capital Group, 7.35%, 5/1/34  200 224
Arthur J Gallagher, 5.75%, 7/15/54  750 743
Chubb, Series 1, 6.50%, 5/15/38  200 225
Chubb INA Holdings, 2.85%,
12/15/51 (3) 100 68
Corebridge Financial, 4.40%, 4/5/52  300 241
Elevance Health, 4.375%, 12/1/47  355 302
Elevance Health, 5.125%, 2/15/53  100 95
Equitable Holdings, 5.594%, 1/11/33  100 101
Par/Shares $ Value
(Amounts in 000s)
‡
Humana, 5.50%, 3/15/53  75 73
Humana, 5.95%, 3/15/34  185 191
Jackson Financial, 4.00%, 11/23/51  300 213
Liberty Mutual Group, 4.85%,
8/1/44 (1) 180 156
Marsh & McLennan, 5.45%, 3/15/53  200 199
Marsh & McLennan, 5.70%, 9/15/53  155 161
Metropolitan Life Global Funding I,
5.05%, 1/8/34 (1)(3) 500 488
Principal Financial Group, 6.05%,
10/15/36  235 246
Reinsurance Group of America, 6.00%,
9/15/33  250 257
Teachers Insurance & Annuity Assn. of
America, 4.90%, 9/15/44 (1) 200 181
UnitedHealth Group, 3.25%, 5/15/51  500 350
UnitedHealth Group, 3.50%, 8/15/39  300 243
UnitedHealth Group, 5.35%,
2/15/33 (3) 160 164
UnitedHealth Group, 5.875%, 2/15/53  900 967
7,178
Miscellaneous 0.2%
Ally Financial, 8.00%, 11/1/31  200 219
219
Natural Gas 0.8%
Boston Gas, 6.119%, 7/20/53 (1) 215 216
NiSource, 3.95%, 3/30/48  260 201
NiSource, 5.40%, 6/30/33  75 75
Piedmont Natural Gas, 5.40%, 6/15/33  250 250
Sempra, 4.00%, 2/1/48 (3) 120 94
Sempra, 5.50%, 8/1/33 (3) 250 248
1,084
Real Estate Investment Trusts 1.8%
Alexandria Real Estate Equities, 4.75%,
4/15/35  70 65
Alexandria Real Estate Equities, 5.25%,
5/15/36  110 106
Essex Portfolio, 4.50%, 3/15/48 (3) 130 109
Kilroy Realty, 2.65%, 11/15/33  350 254
NNN REIT, 4.80%, 10/15/48  235 202
Prologis, 5.00%, 3/15/34  500 491
Public Storage Operating, 5.35%,
8/1/53  55 55
Regency Centers, 5.25%, 1/15/34 (3) 520 509
Simon Property Group, 5.85%,
3/8/53 (3) 200 202
Simon Property Group, 6.65%,
1/15/54 (3) 250 283
2,276
Technology 3.6%
Apple, 2.95%, 9/11/49  400 279
Apple, 3.75%, 9/12/47  400 325
Apple, 4.85%, 5/10/53 (3) 200 195
Broadcom, 4.926%, 5/15/37 (1) 400 372
Fiserv, 4.40%, 7/1/49 (3) 185 154
Fiserv, 5.45%, 3/15/34  715 713
Fiserv, 5.60%, 3/2/33  85 86
Intuit, 5.50%, 9/15/53 (3) 115 118
Micron Technology, 3.366%, 11/1/41  400 290

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
NXP, 3.25%, 5/11/41 (3) 400 293
Oracle, 3.60%, 4/1/40  500 387
Oracle, 3.95%, 3/25/51  350 261
Oracle, 5.55%, 2/6/53 (3) 630 603
Texas Instruments, 5.00%, 3/14/53  250 242
Texas Instruments, 5.05%, 5/18/63  180 173
Workday, 3.80%, 4/1/32 (3) 200 180
4,671
Transportation 2.1%
Burlington Northern Santa Fe, 5.05%,
3/1/41  75 73
Burlington Northern Santa Fe, 5.20%,
4/15/54  300 294
Canadian National Railway, 5.85%,
11/1/33  270 287
Canadian Pacific Railway, 3.10%,
12/2/51  125 85
CSX, 4.30%, 3/1/48  140 119
CSX, 4.50%, 11/15/52  400 351
ERAC USA Finance, 5.20%,
10/30/34 (1) 500 495
ERAC USA Finance, 5.40%, 5/1/53 (1) 250 250
FedEx, 4.55%, 4/1/46  400 340
Norfolk Southern, 4.837%, 10/1/41  250 232
Norfolk Southern, 5.35%, 8/1/54 (3) 250 244
2,770
Total Corporate Bonds (Cost
$100,577) 96,362
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 2.9%
Owned No Guarantee 0.5%
Petroleos Mexicanos, 5.50%, 6/27/44  175 102
Petroleos Mexicanos, 7.69%,
1/23/50 (3) 200 138
Republic of Chile, 6.44%, 1/26/36 (1) 390 397
637
Sovereign 2.4%
Kingdom of Saudi Arabia, 5.75%,
1/16/54 (1) 370 359
Republic of Colombia, 4.125%,
5/15/51  200 123
Republic of Colombia, 8.75%,
11/14/53 (3) 200 214
Republic of Panama, 4.50%, 4/16/50  400 260
Republic of Panama, 4.50%, 1/19/63  200 125
Republic of Panama, 7.875%, 3/1/57  200 197
Republic of Peru, 3.00%, 1/15/34  400 326
State of Qatar, 4.40%, 4/16/50 (1) 200 175
United Mexican States, 4.40%, 2/12/52  400 302
United Mexican States, 4.75%, 3/8/44  600 496
United Mexican States, 6.00%, 5/7/36  310 309
United Mexican States, 6.338%, 5/4/53  200 195
3,081
Total Foreign Government
Obligations & Municipalities (Cost
$3,921) 3,718
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 5.0%
California 1.0%
Bay Area Toll Auth., Series S-10,
3.276%, 4/1/50  400 296
Bay Area Toll Auth., Series S-3, Build
America, 6.907%, 10/1/50  350 424
California, Various Purpose, GO,
5.20%, 3/1/43  350 337
Los Angeles Dept. of Water & Power,
Build America, 6.574%, 7/1/45  200 233
1,290
District of Columbia 0.2%
Metropolitan Washington Airports
Auth., Dulles Toll Road Revenue, Build
America, 7.462%, 10/1/46  200 248
248
Florida 0.6%
Florida Dev. Finance, Nova
Southeastern Univ., Series B, 4.109%,
4/1/50  375 296
Miami-Dade County Transit System,
Series B, Build America, 5.624%,
7/1/40  200 205
Miami-Dade County Water & Sewer
System, Series C, 3.49%, 10/1/42  275 225
726
Georgia 0.9%
Fulton County, Build America, GO,
5.148%, 7/1/39  505 506
Municipal Electric Auth. of Georgia,
Build America, Vogtle Units, 6.655%,
4/1/57  641 721
1,227
Illinois 0.2%
Illinois Municipal Electric Agency, Build
America, 6.832%, 2/1/35  190 203
203
Louisiana 0.1%
Louisiana Local Government
Environmental Fac., CDA, Series A,
4.475%, 8/1/39  90 85
85
Maryland 0.1%
Maryland Economic Development,
Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  150 127
127
Massachusetts 0.2%
Massachusetts Bay Transportation
Auth., Build America, 5.869%, 7/1/40  115 122
Massachusetts Water Resources Auth.,
Series C, 2.823%, 8/1/41  200 156
278
Michigan 0.2%
Gerald R Ford Int'l. Airport Auth.,
Series A, 5.435%, 1/1/43  220 225
225

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Minnesota 0.1%
Western Minnesota Municipal Power
Agency, Series A, 3.156%, 1/1/39  150 124
124
Tennessee 0.0%
Metropolitan Government Nashville &
Davidson County Health & Ed. Facs,
Vanderbilt Univ. Medical, Series B,
3.235%, 7/1/52  85 55
55
Texas 1.2%
Board of Regents of the Univ. of Texas
System, Series D, Build America,
5.134%, 8/15/42  200 203
Central Texas Regional Mobility Auth.,
Series E, 3.167%, 1/1/41  150 114
Central Texas Turnpike System,
Series C, 3.029%, 8/15/41  305 225
Dallas/Fort Worth Int'l. Airport,
Series A, 2.994%, 11/1/38  630 522
Dallas/Fort Worth Int'l. Airport,
Series A, 4.507%, 11/1/51  150 136
Dallas/Fort Worth Int'l. Airport,
Series A, 5.045%, 11/1/47  250 240
Texas Natural Gas Securitization Fin.,
Series 2023-1, Class A2, 5.169%,
4/1/41  45 46
Texas Private Activity Bond Surface
Transportation, North Tarrant Express,
Series B, 3.922%, 12/31/49  125 102
1,588
Virginia 0.2%
Univ. of Virginia, Series B, 2.584%,
11/1/51  300 195
Virginia Commonwealth Univ. Health
System Auth., Series A, 4.956%,
1/1/44  105 99
294
Total Municipal Securities (Cost
$6,893) 6,470
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 0.5%
Commercial Mortgage-Backed
Securities 0.5%
Federal Home Loan Mortgage
Multifamily Structured PTC
Series K137, Class A2, ARM
2.347%, 11/25/31  460 390
Federal Home Loan Mortgage
Multifamily Structured PTC
Series K150, Class A2, ARM
3.71%, 9/25/32  265 245
Total Non-U.S. Government
Mortgage-Backed Securities (Cost
$665) 635
Par/Shares $ Value
(Amounts in 000s)
‡
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 14.5%
U.S. Treasury Obligations 14.5%
U.S. Treasury Bonds, 2.375%, 2/15/42  75 55
U.S. Treasury Bonds, 2.50%, 2/15/45  8,235 5,968
U.S. Treasury Bonds, 3.125%, 5/15/48  1,800 1,430
U.S. Treasury Bonds, 3.375%, 8/15/42  230 197
U.S. Treasury Bonds, 3.625%, 8/15/43  6,150 5,421
U.S. Treasury Bonds, 3.625%, 2/15/53  55 48
U.S. Treasury Bonds, 4.00%, 11/15/52  650 609
U.S. Treasury Bonds, 4.125%, 8/15/53  2,200 2,107
U.S. Treasury Bonds, 4.75%, 11/15/53  2,730 2,906
Total U.S. Government Agency
Obligations (Excluding Mortgage-
Backed) (Cost $18,585) 18,741
SHORT-TERM INVESTMENTS 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve
Fund, 5.39% (4)(5) 3,745 3,745
Total Short-Term Investments (Cost
$3,745) 3,745
SECURITIES LENDING COLLATERAL 9.4%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH
JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve
Fund, 5.39% (4)(5) 202 202
Total Investments in a Pooled
Account through Securities Lending
Program with JPMorgan Chase Bank 202

T. ROWE PRICE Institutional Long Duration Credit Fund

Par/Shares $ Value
(Amounts in 000s)
‡
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 9.2%
Money Market Funds 9.2%
T. Rowe Price Government Reserve
Fund, 5.39% (4)(5) 11,925 11,925
Total Investments in a Pooled
Account through Securities Lending
Program with State Street Bank and
Trust Company 11,925
Total Securities Lending Collateral
(Cost $12,127) 12,127
Total Investments in
Securities 109.7%
(Cost $146,513) $ 141,798
Other Assets Less Liabilities (9.7)% (12,538)
Net Assets 100.0% $ 129,260
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $9,780 and represents
7.6% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at February 29, 2024.
(4) Seven-day yield
(5) Affiliated Companies
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CDA Community Development Administration/Authority
GO General Obligation
PTC Pass-Through Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Long Duration Credit Fund

(Amounts in 000s)
SWAPS 0.7%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.7%
Credit Default Swaps, Protection Sold 0.7%
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S40, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 6/20/28 3,267 246 39 207
Protection Sold (Relevant Credit: Markit CDX.NA.HY-S41, 5 Year Index), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/28 5,445 400 107 293
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S40, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/28 2,750 64 22 42
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S41, 10 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/33 5,000 37 32 5
Protection Sold (Relevant Credit: Markit CDX.NA.IG-S41, 5 Year Index), Receive 1.00%
Quarterly, Pay upon credit default, 12/20/28 7,100 160 124 36
Total Centrally Cleared Credit Default Swaps, Protection Sold 583
Total Centrally Cleared Swaps 583
Net payments (receipts) of variation margin to date (557)
Variation margin receivable (payable) on centrally cleared swaps $ 26
** Includes interest purchased or sold but not yet collected of $18.

T. ROWE PRICE Institutional Long Duration Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 102 U.S. Treasury Long Bond contracts 6/24 12,164 $ 16
Short, 12 U.S. Treasury Notes five year contracts 6/24 (1,283) —
Short, 18 U.S. Treasury Notes ten year contracts 6/24 (1,988) —
Long, 40 Ultra U.S. Treasury Bonds contracts 6/24 5,115 36
Short, 104 Ultra U.S. Treasury Notes ten year contracts 6/24 (11,874) (10)
Net payments (receipts) of variation margin to date 18
Variation margin receivable (payable) on open futures contracts $ 60

T. ROWE PRICE Institutional Long Duration Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ — $ — $ 50 ++
Totals $ — # $ — $ 50 +
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Government Reserve Fund, 5.39% $ 1,278 ¤ ¤ $ 15,872
Total $ 15,872 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $50 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $15,872.

T. ROWE PRICE Institutional Long Duration Credit Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Long Duration Credit Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a

T. ROWE PRICE Institutional Long Duration Credit Fund

significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E151-054Q3 02/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 125,926 $ — $ 125,926
Short-Term Investments 3,745 — — 3,745
Securities Lending Collateral 12,127 — — 12,127
Total Securities 15,872 125,926 — 141,798
Swaps* — 583 — 583
Futures Contracts* 52 — — 52
Total $ 15,924 $ 126,509 $ — $ 142,433
Liabilities
Futures Contracts* $ 10 $ — $ — $ 10
1
Includes Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.